Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions

	As at 30.06.25	As at 31.12.24
	£m	£m
Customer redress	295	299
Legal, competition and regulatory matters	97	59
Redundancy and restructuring	183	213
Undrawn contractually committed facilities and guarantees	425	439
Onerous leases	—	14
Sundry provisions	364	359
Total	1,364	1,383